Mobile Financial Services activities - Loans and receivables components (Details) - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 2,000	€ 1,937	€ 2,000
Total loans and receivables to credit institutions	70	1,073	1,000
Overdraft [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	802	869	910
Mortgage loans | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	869	876	824
Securities lending [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	129	163	206
Installment receivables [member] | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	183
Installment receivables [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	183
Current accounts [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	10	17	21
Overnight deposits and loans [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions		945	850
Loans and receivables [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	52	85	85
Other loans and advances [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	7	12	39
Total loans and receivables to credit institutions	€ 18	€ 43	€ 65